Label	Element	Value
Cash	ifrs-full_Cash	$ 16,857
Cash	ifrs-full_Cash	5,858
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	12,044
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	$ 44